Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	CONCORDE INTERNATIONAL GROUP LTD
Entity Central Index Key	0002001794
Entity File Number	001-42606
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	3 Ang Mo Kio Street 62
Entity Address, Address Line Two	#01-49 LINK@AMK
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	569139
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.00001 per share
Trading Symbol	CIGL
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	0
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	20,888,886
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Swee Kheng Chua
Contact Personnel Email Address	alan.chua@concorde.com.sg
Entity Address, Address Line One	3 Ang Mo Kio Street 62
Entity Address, Address Line Two	#01-49 LINK@AMK
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	569139
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	2960802